Schedule of Investments

April 30, 2020 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)

Structured Investments Equity Linked Notes [87.0%]*†‡
Earthquake[3.7%]
Delancey Segregated Account	$4,495	$4,859

Efficiency[35.4%]
Broadway Segregated Account	20,384	21,760
Hollywood Segregated Account	22,872	24,902

Total Efficiency		46,662

Frequency[12.2%]
Atlantic Segregated Account	4,454	4,799
Jay Segregated Account	319	7
Ocean Segregated Account	4,042	4,712
Park Segregated Account (A)	4,363	4,916
Sunset Segregated Account	1,508	1,660

Total Frequency		16,094

Multi Peril[9.5%]
Carmelia Segregated Account	4,588	5,213
Nassau Segregated Account	4,055	4,857
Venice Segregated Account	2,201	2,503

Total Multi Peril		12,573

Non-Florida[2.7%]
Lexington Segregated Account	3,623	3,547

Opportunistic[5.4%]
Elevado Segregated Account	4,217	4,850
Trinity Segregated Account	1,736	2,305

Total Opportunistic		7,155

Wind[18.1%]
Fulton Segregated Account	3,067	3,486
Glendale Segregated Account	4,443	4,759
King Segregated Account	4,660	5,221
Madison Segregated Account	3,633	3,902
Rodeo Segregated Account	1,689	1,894
Wilshire Segregated Account	4,304	4,574

Total Wind		23,836

	Total Structured Investments (Cost $104,652)	114,726

	Total Investments [87.0%] (Cost $104,652)	$114,726

Percentages are based on Net Assets of $131,893 (000).

* Non-income producing securities

† Securities considered illiquid. The total value of such securities as of April 30, 2020, was $114,726 (000) and represented 87.0% of the Net Assets of the Fund.

‡ Securities considered restricted. The total value of such securities as of April 30, 2020, was $114,726 (000) and represented 87.0% of the Net Assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A) Level 3 security in accordance with Fair value Hierarchy.

Equity linked notes with a fair value of $4,916 (000), were valued using the Special Purpose Entities NAV adjusted for industry loss data provided by independent third-party assessor applied to certain contracts within the Special Purpose Entities that were impacted by aforementioned data and were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the inputs used as of April 30, 2020 when valuing the Fund’s investments (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Linked Securities*	$-	$-	$4,916	$114,726

Total Investments in Securities	$-	$-	$4,916	$114,726

* As of April 30, 2020, structured investments in equity linked notes with a fair value of $109,810 (000) are valued using the Special Purpose Entities Net Asset Value (NAV) as a practical expedient and are not required to be classified in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of April 30, 2020 (000):

Equity Linked
Notes

Beginning balance as February 1, 2020	$4,588
Transfers into Level 3	—
Transfers out of Level 3	—
Net purchases	—
Change in unrealized appreciation	328

Ending balance as of April 30, 2020	$4,916

Net change in unrealized appreciation attributable to Level 3 securities held at April 30, 2020	$328

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural or non-natural catastrophes in isolation would result in a significantly lower fair value measurement.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

April 30, 2020 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB RE, Ltd.

Portfolio are summarized as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			80,508
United States
1 Contracts (1 cat bond)	Live	11/2021
11 Contracts	Matured	8/2017 - 12/2019
Efficiency
Broadway			340,523
North America, Europe, Australia, Japan
62 Contracts (4 cat bonds)	Live	2/2020 - 12/2022
North America, Europe, Japan
102 Contracts (15 cat bonds)	Matured	12/2017 - 4/2020
Hollywood			412,284
North America, Europe, Australia
71 Contracts (13 cat bonds)	Live	2/2020 - 3/2024
North America, Europe, Japan
104 Contracts (15 cat bonds)	Matured	11/2017 - 4/2020
Frequency
Atlantic			79,433
United States
2 Contracts (1 cat bond)	Live	12/2019 - 7/2022
5 Contracts (1 cat bond)	Matured	12/2017 - 12/2019
Jay			2,332
United States
0 Contracts	Live	-
2 Contracts	Triggered	4/2018 - 6/2019
Ocean			63,068
North America
3 Contracts (1 cat bond)	Live	12/2020 - 5/2023
15 Contracts (3 cat bonds)	Matured	9/2017 - 4/2020
Park			76,426
North America
12 Contracts	Live	5/2020 - 5/2021
United States
8 Contracts	Matured	12/2017 - 12/2019
United States
1 Contract	Triggered	12/2018
Sunset			28,236
United States
2 Contracts (2 cat bonds)	Live	12/2020 - 12/2023
5 Contracts (2 cat bond)	Matured	12/2018 - 4/2020
Multi Peril
Carmelia			85,963
United States, Japan, Europe, Australia, New Zealand
0 Contracts	Live	-
8 Contracts (1 Cat Bond)	Matured	12/2017 - 1/2020
Nassau			55,290
United States
3 Contracts (2 Cat Bond)	Live	5/2020 - 4/2021
9 Contracts	Matured	12/2017 - 3/2020
Venice			41,944
United States
3 Contracts	Live	12/2020
5 Contracts	Matured	7/2018 - 2/2020

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Non-Florida
Lexington			48,225
United States
3 Contracts	Live	5/2020 - 6/2020
United States, Japan
9 Contracts (2 Cat Bond)	Matured	12/2017 - 12/2019
Opportunistic
Elevado			67,757
United States
4 Contracts (1 cat bond)	Live	12/2020 - 2/2023
8 Contracts	Matured	12/2017 - 12/2019
Trinity			39,183
United States
2 Contracts (1 cat bond)	Live	7/2020 - 2/2021
4 Contracts	Matured	12/2017 - 12/2019
Wind
Fulton			53,581
United States - Florida
1 Contracts	Live	6/2020
5 Contracts	Matured	11/2017 - 12/2019
Glendale			78,337
United States
0 Contracts	Live	-
6 Contracts	Matured	12/2017 - 12/2019
King			73,588
United States
5 Contracts (2 Cat Bond)	Live	12/2020 - 1/2022
9 Contracts	Matured	12/2017 - 5/2020
Madison			63,720
United States
6 Contracts (3 Cat Bond)	Live	6/2020 - 5/2022
7 Contracts (2 Cat Bond)	Matured	11/2017 - 3/2020
Rodeo			31,498
United States, Japan, Europe
2 Contracts	Matured	12/2018
Wilshire			53,979
United States
7 Contracts	Live	5/2020 - 6/2020
9 Contracts	Matured	12/2017 - 12/2019

Disclosures *During the period from July 27, 2017 - April 30, 2020, the fund owned between 2.1% and 7.9% of the assets represented in the Iris Reinsurance, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured — Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CNR-QH-003-0600

CITY NATIONAL ROCHDALE FUNDS | PAGE 2